Employee Benefit Plan	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Employee Benefit Plan
Employee Benefit Plan

11.	Employee Benefit Plan

On August 1, 2021, the Company began sponsoring an employee benefit plan subject to Section 401(K) of the Internal Revenue Service Code (the “401K Plan”) pursuant to which, all employees meeting eligibility requirements are able to participate.

Subject to certain limitations in the Internal Revenue Code, eligible employees are permitted to make contributions to the 401K Plan on a pre-tax salary reduction basis and the Company will match 5% of the first 5% of an employee’s contributions to the 401K Plan. The Company made contributions into the plan of approximately $46,800 and $53,900, for the three months ended March 31, 2025 and 2024, respectively. The Company made contributions into the plan of approximately $108,800 and $105,000, for the nine months ended March 31, 2025 and 2024, respectively.

12.	Employee Benefit Plan

On August 1, 2021, the Company began sponsoring an employee benefit plan subject to Section 401(K) of the Internal Revenue Service Code (the “401K Plan”) pursuant to which, all employees meeting eligibility requirements are able to participate.

Subject to certain limitations in the Internal Revenue Code, eligible employees are permitted to make contributions to the 401K Plan on a pre-tax salary reduction basis and the Company will match 5% of the first 5% of an employee’s contributions to the 401K Plan. The Company made contributions into the plan of approximately $153,200 and $171,900, for the years ended June 30, 2024 and 2023, respectively.